Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Fair Value of Financial Instruments
NOTE 12 - FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents and restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.
Other long-term debt, net: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.
Term Loan B facility: The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness. The book value has been adjusted to reflect the net presentation of deferred finance costs.

Due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these payables.
Due to related parties, long-term: The carrying amount of due to related parties, long-term reported in the balance sheet approximates its fair value due to the long-term nature of these payables.
Due from related parties: The carrying amount of due from related parties reported in the balance sheet approximates its fair value.
The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value

Cash and cash equivalents	$17,360	$17,360	$26,750	$26,750
Restricted cash	$7,728	$7,728	$7,789	$7,789
Loans receivable from affiliates	$2,422	$2,422	$1,521	$1,521
Amounts due to related parties, short-term	$—	$—	$(8,680)	$(8,680)
Amounts due to related parties, long-term	$11,105	$11,105	$—	$—
Amounts due from related parties	$19,639	$19,639	$—	$—
Term Loan B facility, net	$(382,653)	$(360,700)	$(404,977)	$(406,410)
Other long-term debt, net	$(141,124)	$(141,805)	$(193,102)	$(194,569)
Notes receivable	$6,112	$6,112	$—	$—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2016 and December 31, 2015.

	Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Cash and cash equivalents	$17,360	$17,360	$—	$—
Restricted cash	$7,728	$7,728	$—	$—
Loans receivable from affiliates	$2,422	$—	$2,422	$—
Amounts due to related parties, long-term	$11,105	$11,105	$—	$—
Term Loan B facility, net (1)	$(360,700)	$—	$(360,700)	$—
Other long-term debt, net(1)	$(141,805)	$—	$(141,805)	$—
Notes receivable(2)	$6,112	$—	$6,112	$—

The estimated fair value of our financial instruments that are measured at fair value on a non-recurring basis, categorized based upon the fair value hierarchy, are as follows:
	Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Vessel held for sale	$125,000	$—	$125,000	$—
Vessels, net (for Navios Apollon)	$4,750	$—	$4,750	$—

	Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$26,750	$26,750	$—	$—
Restricted cash	$7,789	$7,789	$—	$—
Loans receivable from affiliates	$1,521	$—	$1,521	$—
Term Loan B facility, net (1)	$(406,410)	$—	$(406,410)	$—
Other long-term debt, net(1)	$(194,569)	$—	$(194,569)	$—

(1)      The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
(2)      The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.